DIVIDENDS (Narrative) (Detail) - Dividend Declared - $ / shares	Jan. 14, 2016	Oct. 14, 2015	Jul. 15, 2015	Apr. 15, 2015	Mar. 05, 2015	Jan. 14, 2015
Dividends [Line Items]
Common stock dividend declared, per share		$ 0.56	$ 0.55	$ 0.54	$ 0.54	$ 0.53
Nature of common stock dividend payable		Quarterly	Quarterly	Quarterly	Quarterly	Quarterly
Increase in quarterly common dividend, per share		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Dividends declared, date of declaration		Oct. 14, 2015	Jul. 15, 2015			Jan. 14, 2015
Dividends declared, date of payment		Nov. 16, 2015	Aug. 17, 2015			Feb. 16, 2015
Dividends declared, date of record		Nov. 02, 2015	Jul. 31, 2015			Feb. 02, 2015
Aviv REIT, Inc
Dividends [Line Items]
Common stock dividend declared, per share				$ 0.18	$ 0.36
Dividends declared, date of declaration				Apr. 15, 2015	Mar. 05, 2015
Dividends declared, date of payment				May 15, 2015	Apr. 07, 2015
Dividends declared, date of record				Apr. 30, 2015	Mar. 31, 2015
Subsequent event
Dividends [Line Items]
Common stock dividend declared, per share	$ 0.57
Nature of common stock dividend payable	Quarterly
Increase in quarterly common dividend, per share	$ 0.01
Dividends declared, date of declaration	Jan. 14, 2016
Dividends declared, date of payment	Feb. 16, 2016
Dividends declared, date of record	Feb. 02, 2016